Acquisitions - Summary of Preliminary Allocation of Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Property, plant and equipment	$ 18,196	$ 74,326
Goodwill	18,631	60,968
Other asset	1,408	7,763
Current liabilities	(2,158)	(3,424)
Long-term liabilities		(6,140)
Total	97,230	230,009
Site locations [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	50,333	78,288
Non-competition agreements [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	430	80
Customer lists and contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	$ 10,390	$ 18,148